Stock Based and Other Compensation (Nonvested restricted stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares Nonvested	263,820	381,878	454,452
Shares Granted	541,890	156,682	159,362
Shares Vested	(162,437)	(175,225)	(194,741)
Shares Forfeited	(18,480)	(99,515)	(37,195)
Shares Nonvested	624,793	263,820	381,878
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Nonvested	$ 28.42	$ 28.87	$ 30.50
Granted	$ 34.65	$ 28.34	$ 23.97
Vested	$ 30.48	$ 28.58	$ 29.77
Forfeited	$ 29.32	$ 29.75	$ 23.00
Adjustment		$ 0	$ 0
Nonvested	$ 33.26	$ 28.42	$ 28.87
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares Nonvested	243,994	170,375	90,469
Shares Granted	291,600	159,250	152,000
Shares Vested	(48,925)	0	0
Shares Forfeited	(14,055)	(65,725)	(20,625)
Shares Adjustment	200,814	(19,906)	(51,469)
Shares Nonvested	673,428	243,994	170,375
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Nonvested	$ 36.18	$ 32.33	$ 37.88
Granted	$ 46.66	$ 36.16	$ 30.42
Vested	$ 39.78	$ 0	$ 0
Forfeited	$ 42.14	$ 36.26	$ 32.33
Adjustment	$ 22.65	$ 28.49	$ 26.50
Nonvested	$ 36.30	$ 36.18	$ 32.33